Equity (Activities Of Non-Qualified Savings Plan During Each Of Three Years) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Purchases, Aggregate amount	$ 45,448	$ 18,215	$ 25,516		$ 20,488	$ 14,482
Sales, Aggregate amount						10,854
Non Qualified Deferred Compensation Plans [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases, Number of shares			108		93	1,552
Purchases, Aggregate amount			4		5	58
Non Qualified Savings Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Sales, Number of shares			1,211	[1]	9	1,727
Sales, Aggregate amount			25		0	36
Distributions And Transfers To Four Hundred Zero One K Savings Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Distributions and transfers to 401(k) savings plan, Number of shares			0		0	4
Distributions and transfers to 401(k) savings plan, Aggregate amount (in thousands)			$ 0		$ 0	$ 0

[1]	Represents shares purchased by the Company from the rabbi trust that held the shares for the Nonqualified Savings Plan.